BROOKFIELD REAL ASSETS INCOME FUND INC. Schedule of Investments (Unaudited) March 31, 2024
	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 0.2%
U.S. Government Agency Collateralized Mortgage Obligations – 0.0%
Federal National Mortgage Association
6.85%, 1997-79, Class PL, 12/18/27	$19,310	$19,655
U.S. Government Agency Pass-Through Certificates – 0.2%
Federal Home Loan Mortgage Corporation
7.00%, Pool C69047, 06/01/32	116,992	122,059
8.00%, Pool C56878, 08/01/31	30,551	31,380
8.00%, Pool C59641, 10/01/31	25,650	26,353
8.50%, Pool C55167, 07/01/31	28,840	29,493
8.50%, Pool C55169, 07/01/31	36,738	38,037
Federal National Mortgage Association
7.00%, Pool 645913, 06/01/32	114,270	118,610
7.00%, Pool 645912, 06/01/32	111,491	115,931
7.00%, Pool 650131, 07/01/32	121,308	126,566
7.50%, Pool 827853, 10/01/29	4,886	4,856
7.50%, Pool 545990, 04/01/31	80,886	83,070
7.50%, Pool 255053, 12/01/33	35,875	37,947
7.50%, Pool 735576, 11/01/34	78,124	81,461
7.50%, Pool 896391, 06/01/36	69,722	71,575
8.00%, Pool 735800, 01/01/35	99,613	106,775
8.16%, Pool 458132, 03/15/31	168	168
8.50%, Pool 636449, 04/01/32	102,330	108,617
9.00%, Pool 545436, 10/01/31	86,918	93,958
Total U.S. Government Agency Pass-Through Certificates		1,196,856
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,176,363)		1,216,511
SECURITIZED CREDIT – 41.8%
Commercial Mortgage-Backed Securities – 10.3%
ACAM Ltd.
8.19%, 2019-FL1, Class D (CME Term SOFR 1 Month + 2.86%), 11/17/34(a)(b)(c)	1,902,000	1,895,171
8.44%, 2019-FL1, Class E (CME Term SOFR 1 Month + 3.11%), 11/17/34(a)(b)(c)	2,098,000	1,995,454
ACRES Commercial Realty Ltd.
8.09%, 2021-FL1, Class D (CME Term SOFR 1 Month + 2.76%), 06/15/36(a)(b)(c)	1,000,000	881,089
BAMLL Commercial Mortgage Securities Trust
10.44%, 2021-JACX, Class F (CME Term SOFR 1 Month + 5.11%), 09/15/38(a)(c)	5,000,000	4,157,629
BBCMS Mortgage Trust
10.24%, 2021-AGW, Class G (CME Term SOFR 1 Month + 4.91%), 06/15/36(a)(c)	4,000,000	3,382,551
BBCMS Trust
8.45%, 2018-BXH, Class F (CME Term SOFR 1 Month + 3.12%), 10/15/37(a)(c)	3,000,000	2,871,722
Beast Mortgage Trust
9.89%, 2021-1818, Class F (CME Term SOFR 1 Month + 4.56%), 03/15/36(a)(c)	1,250,000	764,716
Benchmark Mortgage Trust
3.09%, 2018-B6, Class E, 10/10/51(a)	2,000,000	927,018
BWAY Mortgage Trust
4.87%, 2022-26BW, Class E, 02/10/44(a)(b)	3,000,000	2,016,432
BX Trust
7.68%, 2021-ARIA, Class E (CME Term SOFR 1 Month + 2.36%), 10/15/36(a)(c)	1,000,000	973,895
9.47%, 2021-SDMF, Class J (CME Term SOFR 1 Month + 4.15%), 09/15/34(a)(c)	4,796,264	4,406,338
CGDB Commercial Mortgage Trust
8.43%, 2019-MOB, Class G (CME Term SOFR 1 Month + 3.11%), 11/15/36(a)(c)	2,441,000	2,319,145
Citigroup Commercial Mortgage Trust
10.09%, 2021-KEYS, Class G (CME Term SOFR 1 Month + 4.76%), 10/15/36(a)(c)	3,500,000	3,400,985
CLNC Ltd.
8.64%, 2019-FL1, Class E (CME Term SOFR 1 Month + 3.31%), 08/20/35(a)(b)(c)	3,000,000	2,797,395
Federal Home Loan Mortgage Corp.
4.33%, K-152, Class X3, 11/25/55	5,250,000	1,435,217
FS Rialto
7.94%, 2019-FL1, Class C (CME Term SOFR 1 Month + 2.61%), 12/16/36(a)(b)(c)	2,000,000	1,979,234
GS Mortgage Securities Trust
2.45%, 2020-GC47, Class F, 05/12/53(a)	3,500,000	1,820,613
Hilton USA Trust
4.12%, 2016-SFP, Class C, 11/05/35(a)	581,000	313,922
4.19%, 2016-HHV, Class E, 11/05/38(a)	11,000,000	10,276,660
4.93%, 2016-SFP, Class D, 11/05/35(a)	1,929,000	959,076
5.52%, 2016-SFP, Class E, 11/05/35(a)	1,300,000	130,000
JP Morgan Chase Commercial Mortgage Securities Trust
6.35%, 2007-LD12, Class AJ, 02/15/51	28,656	28,208
6.60%, 2008-C2, Class AM, 02/12/51	4,858,691	2,523,402
9.71%, 2021-HTL5, Class F (CME Term SOFR 1 Month + 4.38%), 11/15/38(a)(c)	3,201,000	3,074,988
10.29%, 2021-1440, Class F (CME Term SOFR 1 Month + 4.96%), 03/15/36(a)(c)(d)	2,586,000	1,877,436
KIND Trust
8.69%, 2021-KIND, Class E (CME Term SOFR 1 Month + 3.36%), 08/15/38(a)(c)	1,487,782	1,425,636
9.39%, 2021-KIND, Class F (CME Term SOFR 1 Month + 4.06%), 08/15/38(a)(c)	3,331,912	3,055,392
Last Mile Securities
8.92%, 2021-1A, Class F (3 Month EURIBOR + 5.00%), 08/17/31(a)(b)(c)	€2,037,581	2,125,027
Morgan Stanley Capital I Trust
2.73%, 2017-HR2, Class D, 12/15/50	$3,000,000	2,241,804
Taurus CMBS
7.57%, 2021-UK5, Class E (SONIA + 2.35%), 05/17/31(b)(c)	£ 861,000	1,038,783
8.32%, 2021-UK4X, Class E (SONIA + 3.10%), 08/17/31(b)(c)	644,923	774,999
TPG Real Estate Finance Issuer Ltd.
9.79%, 2021-FL4, Class E (CME Term SOFR 1 Month + 4.46%), 03/15/38(a)(b)(c)	$4,000,000	3,536,351
TTAN
9.64%, 2021-MHC, Class G (CME Term SOFR 1 Month + 4.31%), 03/15/38(a)(c)	4,197,820	3,966,567
VMC Finance LLC
8.94%, 2021-FL4, Class D (CME Term SOFR 1 Month + 3.61%), 06/16/36(a)(c)	893,000	774,748
9.39%, 2021-FL4, Class E (CME Term SOFR 1 Month + 4.06%), 06/16/36(a)(c)	3,107,000	2,648,909
9.94%, 2021-HT1, Class B (CME Term SOFR 1 Month + 4.61%), 01/18/37(a)(c)	5,000,000	4,771,423
Wachovia Bank Commercial Mortgage Trust
5.79%, 2006-C28, Class E, 10/15/48	1,038,138	1,034,666
Total Commercial Mortgage-Backed Securities		84,602,601
Commercial Real Estate – 2.0%
111 Wall Street
13.62% (1 Month US LIBOR + 9.25%), 03/31/24, (Acquired 6/9/2021 - 2/9/2024, cost $4,694,226)(c)(d)(e)	4,702,934	3,546,012
125 West End Office Mezz LLC
14.90% (CME Term SOFR 1 Month + 10.50%), 03/12/26, (Acquired 3/11/2021 - 3/1/2024, cost $3,165,142)(c)(d)(e)	3,188,394	3,188,394
575 Lexington Junior Mezz
30.36% (1 Month US LIBOR + 25.00%), 06/18/25, (Acquired 3/17/2021 - 1/15/2024, cost $4,816,574)(c)(d)(e)(f)	5,947,676	4,086,053
575 Lexington Senior Mezz
10.75%, 06/18/25, (Acquired 9/20/2023 - 3/14/2024, cost $1,096,730)(d)(e)	1,096,730	1,096,730
Hyatt Lost Pines
9.41% (CME Term SOFR 1 Month + 6.70%), 09/09/24, (Acquired 9/17/2021, cost $4,995,921)(c)(d)(e)	5,000,000	5,000,000
Total Commercial Real Estate		16,917,189
Interest-Only Securities – 0.2%
Government National Mortgage Association
0.41%, 2010-132, Class IO, 11/16/52	183,390	467
JP Morgan Mortgage Trust
0.23%, 2021-INV1, Class AX1, 10/25/51(a)	44,870,962	500,280
0.24%, 2014-5, Class AX4, 10/25/29(a)	1,689,119	4,487
0.25%, 2015-4, Class 2X1, 06/25/45(a)	35,106,288	270,234
Mello Mortgage Capital Acceptance
0.11%, 2021-INV1, Class AX1, 06/25/51(a)	47,971,823	265,831
Morgan Stanley Capital I Trust
1.25%, 2016-UBS9, Class XE, 03/15/49(a)	14,999,000	309,471
Vendee Mortgage Trust
0.00%, 1997-2, Class IO, 06/15/27	1,407,187	1
Total Interest-Only Securities		1,350,771
Other – 1.0%
Lehman ABS Manufactured Housing Contract Trust
6.63%, 2001-B, Class M1, 04/15/40	2,540,769	2,493,330
Mid-State Trust X
7.54%, 10, Class B, 02/15/36	1,181,224	1,180,357
Oakwood Mortgage Investors, Inc.
6.81%, 2001-E, Class A4, 12/15/31	2,317,197	2,225,053
6.93%, 2001-D, Class A4, 09/15/31	460,373	228,574
Progress Residential Trust
4.50%, 2023-SFR2, Class D, 10/17/28(a)	2,500,000	2,340,145
Total Other		8,467,459
Residential Mortgage-Backed Securities – 28.3%
Alternative Loan Trust
0.00%, 2006-41CB, Class 1A14 (CME Term SOFR 1 Month + 5.24%), 01/25/37(c)(g)	6,257,257	575,503
4.91%, 2005-84, Class 2A1, 02/25/36	8,666,173	8,026,911
5.50%, 2005-10CB, Class 1A1 (CME Term SOFR 1 Month + 0.61%), 05/25/35(c)	1,190,623	913,290
5.72%, 2007-OA3, Class 1A1 (CME Term SOFR 1 Month + 0.39%), 04/25/47(c)	5,653,120	4,753,895
5.75%, 2007-2CB, Class 2A11 (CME Term SOFR 1 Month + 0.51%), 03/25/37(c)	2,309,033	925,193
5.75%, 2007-12T1, Class A22, 06/25/37	1,675,659	735,572
5.86%, 2007-HY6, Class A1 (CME Term SOFR 1 Month + 0.53%), 08/25/47(c)	2,003,691	1,637,950
5.94%, 2007-16CB, Class 4A5 (CME Term SOFR 1 Month + 0.61%), 08/25/37(c)	3,563,237	2,257,119
6.00%, 2006-19CB, Class A9 (CME Term SOFR 1 Month + 0.81%), 08/25/36(c)	1,789,138	875,901
6.00%, 2006-29T1, Class 2A5, 10/25/36	1,093,853	598,390
6.00%, 2006-45T1, Class 2A5, 02/25/37	2,008,563	1,069,937
6.50%, 2006-29T1, Class 2A6, 10/25/36	1,716,514	993,152
6.62%, 2006-23CB, Class 2A7 (CME Term SOFR 1 Month + 27.94%), 08/25/36(c)(g)	1,191,576	653,004
5.75%, 2007-15CB, Class A2, 07/25/37(b)	1,621,425	950,851
23.33%, 2006-29T1, Class 3A3 (CME Term SOFR 1 Month + 77.24%), 10/25/36(c)(g)	633,319	773,256
6.00%, 2006-41CB, Class 1A7, 01/25/37(b)	12,240,537	6,311,150
Bellemeade Re Ltd.
8.47%, 2021-3A, Class M2 (SOFR30A + 3.15%), 09/25/31(a)(b)(c)	1,389,000	1,400,546
BRAVO Residential Funding Trust
5.50%, 2022-NQM3, Class A3, 07/25/62(a)	1,634,942	1,621,926
7.49%, 2023-NQM5, Class B1, 06/25/63(a)	1,000,000	983,403
Chase Mortgage Finance Trust
4.35%, 2007-A1, Class 11M1, 03/25/37	1,814,040	1,628,361
4.79%, 2005-A2, Class 3A2, 01/25/36	669,856	568,692
CHL Mortgage Pass-Through Trust
5.50%, 2007-5, Class A29, 05/25/37	161,572	75,650
6.00%, 2004-21, Class A10, 11/25/34	35,904	34,506
6.00%, 2006-20, Class 1A18 (CME Term SOFR 1 Month + 0.76%), 02/25/37(c)	3,739,692	1,517,902
6.00%, 2007-18, Class 1A1, 11/25/37	183,203	85,868
CHNGE Mortgage Trust
3.99%, 2022-1, Class M1, 01/25/67(a)	2,700,000	2,197,466
4.55%, 2022-1, Class B1, 01/25/67(a)	2,500,000	2,058,267
4.62%, 2022-2, Class B1, 03/25/67(a)	3,000,000	2,362,970
8.24%, 2023-2, Class M1, 06/25/58(a)	3,500,000	3,526,080
8.44%, 2023-4, Class M1, 09/25/58(a)(b)	1,641,000	1,635,157
Citicorp Mortgage Securities Trust
6.34%, 2006-5, Class 1A11 (CME Term SOFR 1 Month + 1.01%), 10/25/36(c)	301,551	245,090
Citigroup Mortgage Loan Trust
4.91%, 2007-AR5, Class 1A2A, 04/25/37	343,956	311,654
6.10%, 2009-8, Class 2A2, 04/25/37(a)	4,272,643	2,171,548
CWABS Asset-Backed Certificates
3.98%, 2006-13, Class 1AF4, 01/25/37	713,674	676,595
Deephaven Residential Mortgage Trust
4.34%, 2022-2, Class B1, 03/25/67(a)	3,000,000	2,374,668
Eagle Re Ltd.
9.27%, 2023-1, Class M1B (SOFR30A + 3.95%), 09/26/33(a)(b)(c)	5,000,000	5,164,018
First Horizon Alternative Mortgage Securities Trust
5.50%, 2005-FA8, Class 1A6 (CME Term SOFR 1 Month + 0.76%), 11/25/35(c)	1,079,424	472,372
GCAT Trust
5.75%, 2022-NQM4, Class M1, 08/25/67(a)	250,000	238,052
5.73%, 2022-NQM4, Class A3, 08/25/67(a)(b)(h)	1,296,365	1,297,131
GMACM Home Equity Loan Trust
6.05%, 2007-HE2, Class A2, 12/25/37	293,059	283,019
6.19%, 2007-HE2, Class A3, 12/25/37	564,554	546,481
5.94%, 2005-HE3, Class A2 (CME Term SOFR 1 Month + 0.61%), 02/25/36(b)(c)	951,817	900,421
GSAMP Trust
5.74%, 2006-NC2, Class A2C (CME Term SOFR 1 Month + 0.41%), 06/25/36(c)	444,919	238,379
GSR Mortgage Loan Trust
4.71%, 2006-AR1, Class 2A4, 01/25/36	2,004,437	1,840,567
5.74%, 2007-1F, Class 4A1 (CME Term SOFR 1 Month + 0.41%), 01/25/37(c)	5,741,014	1,354,324
Home Equity Asset Trust
5.74%, 2006-7, Class 2A3 (CME Term SOFR 1 Month + 0.41%), 01/25/37(c)	3,540,305	2,946,959
Home RE Ltd.
8.12%, 2021-2, Class M1C (SOFR30A + 2.80%), 01/25/34(a)(c)	4,647,000	4,662,231
8.57%, 2021-2, Class M2 (SOFR30A + 3.25%), 01/25/34(a)(c)	5,331,000	5,323,631
Imperial Fund Mortgage Trust
5.39%, 2022-NQM5, Class A1, 08/25/67(a)(h)	626,648	625,566
6.12%, 2022-NQM5, Class A2, 08/25/67(a)(h)	417,766	421,399
6.25%, 2022-NQM5, Class M1, 08/25/67(a)(h)	1,026,000	1,033,246
Indymac INDA Mortgage Loan Trust
4.02%, 2007-AR1, Class 1A1, 03/25/37	609,123	457,679
4.66%, 2007-AR3, Class 1A1, 07/25/37	1,522,462	1,288,555
Irwin Home Equity Loan Trust
6.27%, 2006-1, Class 2A3, 09/25/35(a)(h)	240,057	238,501
JP Morgan Mortgage Trust
4.58%, 2007-A2, Class 3A2, 04/25/37	3,650,623	2,896,345
5.37%, 2003-A2, Class B4, 11/25/33	73,205	1
5.38%, 2003-A1, Class B4, 10/25/33	82,607	68,347
2.98%, 2021-INV1, Class B5, 10/25/51(a)(b)	827,000	301,603
7.82%, 2023-HE3, Class M2 (SOFR30A + 2.50%), 05/25/54(a)(c)	1,695,000	1,716,237
9.22%, 2024-CES1, Class B2, 06/25/54(a)	1,101,000	1,102,412
JPMorgan Chase Bank NA
6.62%, 2021-CL1, Class M1 (SOFR30A + 1.30%), 03/25/51(a)(c)	451,376	435,072
6.87%, 2021-CL1, Class M2 (SOFR30A + 1.55%), 03/25/51(a)(c)	151,413	145,056
7.54%, 2019-CL1, Class M3 (CME Term SOFR 1 Month + 2.21%), 04/25/47(a)(c)	159,795	160,087
8.79%, 2020-CL1, Class M3 (CME Term SOFR 1 Month + 3.46%), 10/25/57(a)(c)	156,524	158,877
9.79%, 2020-CL1, Class M4 (CME Term SOFR 1 Month + 4.46%), 10/25/57(a)(c)	179,913	182,859
MASTR Asset Backed Securities Trust
5.64%, 2006-NC3, Class A3 (CME Term SOFR 1 Month + 0.31%), 10/25/36(c)	2,562,379	1,222,901
5.76%, 2006-NC3, Class A4 (CME Term SOFR 1 Month + 0.43%), 10/25/36(c)	4,323,049	2,063,186
5.92%, 2006-NC2, Class A5 (CME Term SOFR 1 Month + 0.59%), 08/25/36(c)	367,144	133,080
Mello Mortgage Capital Acceptance
2.79%, 2021-INV1, Class B6, 06/25/51(a)	352,021	115,505
2.96%, 2021-INV1, Class B4, 06/25/51(a)(b)	607,305	394,604
MFA Trust
3.29%, 2021-INV1, Class B1, 01/25/56(a)	700,000	627,829
New Residential Mortgage Loan Trust
8.07%, 2022-RTL1, Class A1V (SOFR30A + 2.75%), 12/25/26(a)(c)	2,000,000	2,002,108
New York Mortgage Trust, Inc.
7.15%, 2024-BPL1, Class A1, 02/25/29(a)(h)	2,000,000	2,003,234
NewRez Warehouse Securitization Trust
8.69%, 2021-1, Class E (CME Term SOFR 1 Month + 3.36%), 05/25/55(a)(c)	866,667	865,215
Nomura Resecuritization Trust
3.32%, 2014-1R, Class 2A11 (CME Term SOFR 1 Month + 0.24%), 02/26/37(a)(c)	21,697,593	16,722,667
3.85%, 2015-11R, Class 4A5, 06/26/37(a)	2,898,007	2,466,049
4.31%, 2015-1R, Class 3A7, 03/26/37(a)	4,108,067	2,520,310
5.67%, 2015-1R, Class 4A7, 12/26/37(a)	1,094,035	984,793
NRZ Excess Spread-Collateralized Notes
2.98%, 2021-FNT1, Class A, 03/25/26(a)	183,364	171,455
3.10%, 2021-FHT1, Class A, 07/25/26(a)	701,963	653,227
3.23%, 2021-FNT2, Class A, 05/25/26(a)	380,204	356,077
4.21%, 2020-FHT1, Class A, 11/25/25(a)	758,035	725,607
Oaktown Re Ltd.
7.98%, 2019-1A, Class M2 (SOFR30A + 2.66%), 07/25/29(a)(c)	2,084,000	2,081,324
8.67%, 2021-2, Class M1C (SOFR30A + 3.35%), 04/25/34(a)(c)	3,769,000	3,836,858
Option One Mortgage Loan Trust
5.66%, 2007-FXD1, Class 3A6, 01/25/37(h)	131,288	119,142
PRKCM Trust
6.21%, 2022-AFC2, Class B1, 08/25/57(a)	2,000,000	1,912,908
7.09%, 2023-AFC2, Class A3, 06/25/58(a)	3,467,533	3,482,455
7.56%, 2023-AFC1, Class B1, 02/25/58(a)	1,000,000	981,529
7.88%, 2023-AFC2, Class M1, 06/25/58(a)	750,000	768,006
7.90%, 2023-AFC3, Class B1, 09/25/58(a)	4,128,000	4,089,231
8.06%, 2024-AFC1, Class B1, 03/25/59(a)	1,000,000	997,172
8.24%, 2023-AFC2, Class B1, 06/25/58(a)	3,000,000	2,997,317
Progress Residential Trust
3.40%, 2024-SFR2, Class E1, 04/17/41(a)	2,100,000	1,801,174
PRPM LLC
1.79%, 2021-5, Class A1, 06/25/26(a)(h)	649,326	617,898
3.72%, 2022-1, Class A1, 02/25/27(a)(h)	1,104,220	1,072,840
3.72%, 2021-5, Class A2, 06/25/26(a)(h)	2,500,000	2,389,753
4.00%, 2024-RCF1, Class M1, 01/25/54(a)(h)	1,000,000	884,591
4.83%, 2021-10, Class A2, 10/25/26(a)(h)	3,000,000	2,877,952
1.87%, 2021-3, Class A1, 04/25/26(a)(h)	306,379	294,693
5.00%, 2022-2, Class A1, 03/25/27(a)(h)	2,369,501	2,324,034
5.12%, 2021-2, Class A1, 03/25/26(a)	2,307,847	2,240,017
5.36%, 2020-6, Class A1, 11/25/25(a)(h)	473,170	467,524
6.29%, 2022-1, Class A2, 02/25/27(a)(h)	500,000	482,508
6.77%, 2021-2, Class A2, 03/25/26(a)	1,935,000	1,872,154
7.47%, 2024-NQM1, Class B1, 12/25/68(a)	2,000,000	1,956,132
7.70%, 2020-6, Class A2, 11/25/25(a)(h)	1,390,427	1,368,814
Radnor RE Ltd.
8.47%, 2021-1, Class M2 (SOFR30A + 3.15%), 12/27/33(a)(c)	1,443,000	1,448,223
RALI Trust
5.76%, 2007-QO3, Class A1 (CME Term SOFR 1 Month + 0.43%), 03/25/47(c)	1,060,280	959,224
5.94%, 2006-QO7, Class 2A1 (12 Month US Treasury Average + 0.85%), 09/25/46(c)	5,242,164	4,324,733
6.00%, 2006-QS3, Class 1A10, 03/25/36	1,467,363	1,251,317
10.48%, 2006-QS14, Class A30 (CME Term SOFR 1 Month + 79.76%), 11/25/36(c)(g)	46,680	71,525
RFMSI Trust
5.50%, 2007-S3, Class 1A5, 03/25/37	1,145,723	817,512
Rithm Capital Corp.
5.44%, 2020-FNT1, Class A, 06/25/25(a)	868,736	849,202
Santander Holdings USA, Inc.
9.47%, 2023-MTG1, Class M1 (SOFR30A + 4.15%), 02/26/52(a)(c)	5,370,459	5,734,851
Seasoned Credit Risk Transfer Trust
4.25%, 2021-1, Class M, 09/25/60(a)	2,000,000	1,850,402
4.50%, 2019-4, Class M, 02/25/59(a)	1,617,000	1,408,738
4.50%, 2022-1, Class M, 11/25/61(a)	3,000,000	2,536,405
Securitized Asset Backed Receivables LLC Trust
5.74%, 2006-NC3, Class A2B (CME Term SOFR 1 Month + 0.41%), 09/25/36(c)	5,180,567	1,696,555
5.74%, 2007-NC1, Class A2B (CME Term SOFR 1 Month + 0.41%), 12/25/36(c)	3,258,228	1,576,456
STAR Trust
8.29%, 2021-SFR2, Class F (CME Term SOFR 1 Month + 2.96%), 01/17/39(a)(c)	3,000,000	2,875,703
9.03%, 2022-SFR3, Class E2 (CME Term SOFR 1 Month + 3.70%), 05/17/24(a)(c)	3,750,000	3,731,387
Toorak Mortgage Trust
9.16%, 2024-RRTL1, Class M1, 02/25/39(a)	1,500,000	1,503,393
Towd Point Mortgage Trust
6.86%, 2024-CES1, Class M2, 01/25/64(a)	1,000,000	1,013,018
Tricon American Homes
4.88%, 2020-SFR1, Class F, 07/17/38(a)	2,382,000	2,281,055
Verus Securitization Trust
5.83%, 2022-INV1, Class A3, 08/25/67(a)(h)	424,169	427,320
5.85%, 2022-INV1, Class M1, 08/25/67(a)	500,000	493,581
6.67%, 2024-1, Class M1, 01/25/69(a)	1,000,000	999,286
7.08%, 2023-INV2, Class A3, 08/25/68(a)(h)	107,726	107,827
7.35%, 2023-INV2, Class M1, 08/25/68(a)	121,000	121,926
7.40%, 2023-4, Class M1, 05/25/68(a)	1,500,000	1,524,536
7.58%, 2023-2, Class B1, 03/25/68(a)	1,000,000	983,122
7.86%, 2024-2, Class B1, 02/25/69(a)	1,000,000	995,264
7.91%, 2024-1, Class B1, 01/25/69(a)	500,000	498,183
8.09%, 2024-INV1, Class B1, 03/25/69(a)	1,000,000	1,004,698
8.16%, 2023-INV2, Class B1, 08/25/68(a)	100,000	100,366
8.19%, 2023-4, Class B1, 05/25/68(a)	2,000,000	1,999,350
Washington Mutual Mortgage Pass-Through Certificates Trust
3.69%, 2007-HY5, Class 1A1, 05/25/37	1,685,658	1,490,144
3.85%, 2007-HY5, Class 3A1, 05/25/37	609,865	531,072
4.20%, 2007-HY1, Class 4A1, 02/25/37	4,707,973	4,226,261
4.63%, 2007-HY3, Class 4A1, 03/25/37	4,948,054	4,395,085
Wells Fargo Mortgage Backed Securities Trust
6.13%, 2006-AR12, Class 2A1, 09/25/36	648,588	620,676
6.33%, 2006-AR1, Class 2A5, 03/25/36	940,313	884,439
Western Alliance Bancorp
9.42%, 2021-CL2, Class M3 (SOFR30A + 4.10%), 07/25/59(a)(c)	954,108	944,221
10.67%, 2021-CL2, Class M4 (SOFR30A + 5.35%), 07/25/59(a)(c)	1,640,754	1,665,821
Woodward Capital Management
7.98%, 2023-CES1, Class M2, 06/25/43(a)	965,000	975,564
8.18%, 2023-CES2, Class M2, 09/25/43(a)	1,200,000	1,209,566
Total Residential Mortgage-Backed Securities		232,098,730
TOTAL SECURITIZED CREDIT (Cost $396,370,573)		343,436,750
CORPORATE CREDIT – 67.0%
Basic Industrial – 2.0%
Cascades, Inc.
5.38%, 01/15/28(a)(b)(i)	5,915,000	5,679,235
Clearwater Paper Corp.
4.75%, 08/15/28(a)(i)	3,000,000	2,781,680
Methanex Corp.
5.25%, 12/15/29(b)(i)	1,490,000	1,426,402
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	1,681,000	1,438,560
8.50%, 11/15/28(a)(b)	1,405,000	1,495,302
Tronox, Inc.
4.63%, 03/15/29(a)(j)	4,245,000	3,808,090
Total Basic Industrial		16,629,269
Construction & Building Materials – 1.7%
Beazer Homes USA, Inc.
7.25%, 10/15/29	1,067,000	1,081,145
KB Home
7.25%, 07/15/30(i)	2,640,000	2,732,054
M/I Homes, Inc.
4.95%, 02/01/28(i)	2,747,000	2,620,212
STL Holding Co. LLC
8.75%, 02/15/29(a)	2,320,000	2,379,671
Summit Materials LLC
7.25%, 01/15/31(a)(i)	2,575,000	2,677,006
Taylor Morrison Communities, Inc.
5.88%, 06/15/27(a)(i)	2,645,000	2,644,245
Total Construction & Building Materials		14,134,333
Diversified – 0.5%
Five Point Operating Co. LP
10.50%, 01/15/28(a)(i)	2,098,966	2,161,056
Kennedy Wilson Europe Real Estate Ltd.
3.25%, 11/12/25(b)	€1,000,000	1,011,859
Kennedy-Wilson, Inc.
4.75%, 02/01/30	$1,700,000	1,357,181
Total Diversified		4,530,096
Diversified Real Estate – 1.8%
Forestar Group, Inc.
5.00%, 03/01/28(a)(i)	5,365,000	5,158,186
The Howard Hughes Corp.
4.38%, 02/01/31(a)(i)	3,600,000	3,125,934
5.38%, 08/01/28(a)(i)	6,525,000	6,258,091
Total Diversified Real Estate		14,542,211
Energy – 7.3%
Antero Resources Corp.
5.38%, 03/01/30(a)(i)(j)	4,200,000	4,033,645
Baytex Energy Corp.
8.50%, 04/30/30(a)(b)(i)	2,617,000	2,729,060
8.75%, 04/01/27(a)(b)	825,000	861,094
California Resources Corp.
7.13%, 02/01/26(a)(i)	3,447,000	3,466,779
Civitas Resources, Inc.
8.38%, 07/01/28(a)(i)	5,295,000	5,575,116
CNX Resources Corp.
7.38%, 01/15/31(a)(i)	2,533,000	2,582,107
Comstock Resources, Inc.
6.75%, 03/01/29(a)(i)	2,883,000	2,749,580
Continental Resources, Inc.
5.75%, 01/15/31(a)	8,009,000	7,966,237
Crescent Energy Finance LLC
7.63%, 04/01/32(a)	2,700,000	2,721,116
9.25%, 02/15/28(a)(i)	2,130,000	2,249,363
EQT Corp.
7.00%, 02/01/30(i)	2,331,000	2,474,804
MEG Energy Corp.
5.88%, 02/01/29(a)(i)	4,650,000	4,571,451
Moss Creek Resources Holdings, Inc.
10.50%, 05/15/27(a)	1,640,000	1,691,429
Occidental Petroleum Corp.
8.88%, 07/15/30(i)	5,600,000	6,506,309
Range Resources Corp.
8.25%, 01/15/29	1,750,000	1,820,187
Southwestern Energy Co.
5.38%, 02/01/29(i)	5,565,000	5,404,790
Transocean Titan Financing Ltd.
8.38%, 02/01/28, (Acquired 2/22/2023 - 3/1/2023, cost $2,609,785)(a)(e)(i)	2,580,000	2,682,973
Total Energy		60,086,040
Health Facilities – 2.3%
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(i)	6,675,000	5,156,981
8.00%, 03/15/26(a)	2,100,000	2,096,706
Tenet Healthcare Corp.
6.13%, 10/01/28(i)	11,800,000	11,771,711
Total Health Facilities		19,025,398
Hotel – 0.4%
Hilton Domestic Operating Company, Inc.
3.75%, 05/01/29(a)(i)	3,700,000	3,394,109
Infrastructure Services – 0.4%
GFL Environmental, Inc.
3.50%, 09/01/28(a)(i)	2,910,000	2,662,447
6.75%, 01/15/31(a)	273,000	279,881
Total Infrastructure Services		2,942,328
Leisure – 5.7%
Boyd Gaming Corp.
4.75%, 06/15/31(a)(i)	1,250,000	1,148,917
Caesars Entertainment, Inc.
6.50%, 02/15/32(a)(i)	2,850,000	2,876,551
7.00%, 02/15/30(a)(i)	5,250,000	5,387,959
Cedar Fair LP
6.50%, 10/01/28(i)	2,660,000	2,665,746
Park Intermediate Holdings LLC
5.88%, 10/01/28(a)(i)	5,885,000	5,766,194
RHP Hotel Properties LP
4.50%, 02/15/29(a)(i)	5,610,000	5,236,044
Royal Caribbean Cruises Ltd.
5.50%, 04/01/28(a)(i)	4,040,000	3,992,797
Six Flags Entertainment Corp.
7.25%, 05/15/31(a)(j)	7,795,000	7,907,973
Station Casinos LLC
4.50%, 02/15/28(a)(i)	6,190,000	5,831,299
4.63%, 12/01/31(a)	654,000	587,569
Wynn Resorts Finance LLC
7.13%, 02/15/31(a)(i)	5,200,000	5,381,797
Total Leisure		46,782,846
Media – 9.3%
Cable One, Inc.
4.00%, 11/15/30, (Acquired 12/4/2020, cost $1,785,456)(a)(e)(i)	1,740,000	1,357,871
CCO Holdings LLC
4.75%, 03/01/30(a)(i)	19,655,000	16,916,457
6.38%, 09/01/29(a)(i)	3,360,000	3,187,358
CSC Holdings LLC
4.50%, 11/15/31(a)(i)	17,399,000	12,316,185
4.63%, 12/01/30(a)	6,245,000	3,171,197
11.75%, 01/31/29(a)	600,000	600,848
Directv Financing LLC
5.88%, 08/15/27(a)(i)	5,600,000	5,299,931
DISH Network Corp.
11.75%, 11/15/27(a)(i)	16,735,000	17,045,580
Sunrise FinCo I BV
4.88%, 07/15/31(a)(b)(i)	1,698,000	1,515,427
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/28(a)(b)	3,000,000	2,817,696
Videotron Ltd.
3.63%, 06/15/29(a)(b)(i)	1,465,000	1,324,109
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)(i)	4,675,000	4,046,730
VZ Secured Financing BV
5.00%, 01/15/32(a)(i)	5,775,000	4,957,688
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	1,790,000	1,534,070
Total Media		76,091,147
Media Content – 0.4%
Paramount Global
4.20%, 05/19/32(j)	3,440,000	2,860,605
4.38%, 03/15/43	715,000	485,351
Total Media Content		3,345,956
Oil Gas Transportation & Distribution – 15.8%
Antero Midstream Partners LP
5.38%, 06/15/29(a)(i)	5,400,000	5,192,580
Beazer Homes USA, Inc.
7.50%, 03/15/31(a)	2,340,000	2,363,838
Buckeye Partners LP
3.95%, 12/01/26(i)	2,500,000	2,390,626
4.13%, 12/01/27(i)	3,655,000	3,439,961
DT Midstream, Inc.
4.13%, 06/15/29(a)(j)	4,420,000	4,063,471
Enbridge, Inc.
5.50% (CME Term SOFR 3 Month + 3.68%), 07/15/77(b)(c)(i)	8,485,000	8,042,838
7.38% (5 Year CMT Rate + 3.71%), 01/15/83(c)	825,000	828,336
Energy Transfer LP
6.75% (5 Year CMT Rate + 5.13%), Perpetual(c)(i)	5,869,000	5,766,268
7.13% (5 Year CMT Rate + 5.31%), Perpetual(c)(i)	4,597,000	4,490,347
8.59% (CME Term SOFR 3 Month + 3.28%), 11/01/66(c)(i)	4,770,000	4,332,667
EnLink Midstream LLC
5.38%, 06/01/29(i)	4,975,000	4,881,737
EnLink Midstream Partners LP
9.70% (CME Term SOFR 3 Month + 4.37%), Perpetual(c)(i)	4,755,000	4,660,049
Enterprise Products Operating LLC
5.25% (CME Term SOFR 3 Month + 3.29%), 08/16/77(c)	1,460,000	1,385,403
5.38% (CME Term SOFR 3 Month + 2.83%), 02/15/78(c)(i)	8,516,000	7,937,120
EQM Midstream Partners LP
4.50%, 01/15/29(a)(i)(j)	8,660,000	8,118,658
Ferrellgas LP
5.38%, 04/01/26(a)	1,875,000	1,834,185
Genesis Energy LP
7.75%, 02/01/28	1,215,000	1,221,646
8.25%, 01/15/29	100,000	102,669
Global Partners LP
7.00%, 08/01/27(i)	2,750,000	2,752,123
8.25%, 01/15/32(a)	532,000	551,524
Kinetik Holdings LP
5.88%, 06/15/30(a)(j)	4,440,000	4,345,190
NuStar Logistics LP
5.63%, 04/28/27(i)	3,255,000	3,219,585
5.75%, 10/01/25(i)	2,052,000	2,041,827
Parkland Corp.
4.50%, 10/01/29(a)(b)(i)	3,247,000	3,003,672
Plains All American Pipeline LP
9.68% (CME Term SOFR 3 Month + 4.37%), Perpetual(c)(i)	7,920,000	7,869,341
Suburban Propane Partners LP
5.00%, 06/01/31(a)(i)	4,389,000	4,001,075
Sunoco LP
4.50%, 05/15/29(j)	1,981,000	1,841,439
Tallgrass Energy Partners LP
6.00%, 12/31/30(a)(i)	6,169,000	5,860,791
Targa Resources Partners LP
4.88%, 02/01/31(i)	5,650,000	5,404,872
TransCanada PipeLines Ltd.
7.78% (3 Month LIBOR USD + 2.21%), 05/15/67(b)(c)(i)	6,663,000	6,018,036
Transcanada Trust
5.60% (5 Year CMT Rate + 3.99%), 03/07/82(b)(c)(i)	4,005,000	3,654,409
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)(i)	4,005,000	4,029,218
Venture Global LNG, Inc.
8.38%, 06/01/31(a)(i)	4,035,000	4,161,320
Total Oil Gas Transportation & Distribution		129,806,821
Real Estate – 6.2%
EPR Properties
3.60%, 11/15/31	1,846,000	1,544,479
3.75%, 08/15/29(i)	6,600,000	5,831,045
Essential Properties LP
2.95%, 07/15/31(i)	6,989,000	5,673,320
Global Net Lease, Inc.
3.75%, 12/15/27(a)(i)	3,705,000	3,173,520
Highwoods Realty LP
4.20%, 04/15/29(i)	3,315,000	3,018,942
Iron Mountain, Inc.
4.88%, 09/15/29, (Acquired 2/10/2021 - 2/11/2021, cost $4,877,020)(a)(e)(i)	4,750,000	4,461,519
Piedmont Operating Partnership LP
2.75%, 04/01/32(i)	8,227,000	5,919,449
9.25%, 07/20/28(i)	2,970,000	3,163,416
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(i)	4,180,000	3,980,258
Safehold GL Holdings LLC
6.10%, 04/01/34(i)	2,820,000	2,804,284
Service Properties Trust
4.50%, 03/15/25(i)	4,075,000	3,981,766
SITE Centers Corp.
4.70%, 06/01/27(i)	2,570,000	2,533,898
Starwood Property Trust, Inc.
7.25%, 04/01/29(a)	2,735,000	2,757,151
Store Capital LLC
2.70%, 12/01/31(i)	2,213,000	1,741,913
Total Real Estate		50,584,960
Telecommunication Services – 5.3%
Altice Financing SA
5.75%, 08/15/29(a)(b)	1,535,000	1,229,713
Altice France SA
5.50%, 01/15/28(a)(b)(i)	9,165,000	6,526,664
Cogent Communications Group, Inc.
3.50%, 05/01/26(a)(i)	3,390,000	3,227,538
Consolidated Communications, Inc.
6.50%, 10/01/28(a)(i)	3,410,000	2,978,717
Frontier Communications Holdings LLC
8.75%, 05/15/30(a)	1,000,000	1,023,013
Level 3 Financing, Inc.
4.50%, 04/01/30(a)	2,000,000	1,240,000
10.50%, 05/15/30(a)(i)	9,246,000	9,454,035
Rogers Communications, Inc.
5.25% (5 Year CMT Rate + 3.59%), 03/15/82(a)(b)(c)(i)	8,680,000	8,327,850
Telecom Italia Capital SA
6.38%, 11/15/33(b)(i)	2,820,000	2,664,208
Uniti Group LP
10.50%, 02/15/28(a)	2,290,000	2,374,108
Vodafone Group PLC
4.13% (5 Year CMT Rate + 2.77%), 06/04/81(b)(c)(i)	3,705,000	3,193,816
Windstream Escrow LLC
7.75%, 08/15/28(a)	1,475,000	1,364,504
Total Telecommunication Services		43,604,166
Transportation – 0.1%
BNSF Funding Trust I
6.61% (3 Month LIBOR USD + 2.35%), 12/15/55(c)(i)	675,000	669,603
Utility – 7.8%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28(a)(b)(i)	4,845,000	4,450,660
Calpine Corp.
5.13%, 03/15/28(a)(j)	7,405,000	7,107,464
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(i)	5,297,000	4,545,636
CMS Energy Corp.
4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c)	2,891,000	2,661,602
Dominion Energy, Inc.
4.35% (5 Year CMT Rate + 3.20%), Perpetual(c)(i)	3,000,000	2,807,076
4.65% (5 Year CMT Rate + 2.99%), Perpetual(c)(i)	4,850,000	4,742,169
Duke Energy Corp.
4.88% (5 Year CMT Rate + 3.39%), Perpetual(c)	1,285,000	1,273,796
Emera, Inc.
6.75% (3 Month LIBOR USD + 5.44%), 06/15/76(b)(c)(i)	7,600,000	7,505,943
Ferrellgas LP
5.88%, 04/01/29(a)(i)	2,815,000	2,686,597
NRG Energy, Inc.
6.63%, 01/15/27(i)	2,159,000	2,160,675
10.25% (5 Year CMT Rate + 5.92%), Perpetual(a)(c)	3,750,000	4,020,956
PPL Capital Funding, Inc.
8.24% (CME Term SOFR 3 Month + 2.93%), 03/30/67(c)(i)	7,618,000	7,541,616
Sempra
4.88% (5 Year CMT Rate + 4.55%), Perpetual(c)(i)	8,039,000	7,861,753
6.88% (5 Year CMT Rate + 2.79%), 10/01/54(c)(i)	3,265,000	3,304,402
Southern California Edison Co.
9.77% (CME Term SOFR 3 Month + 4.46%), Perpetual(c)	1,501,000	1,501,234
Total Utility		64,171,579
TOTAL CORPORATE CREDIT (Cost $556,330,877)		550,340,862
TERM LOANS – 4.5%
Carnival Corp., First Lien
8.33% (CME Term SOFR 1 Month + 3.00%), 08/09/27(b)(c)	2,985,000	2,986,880
Cogeco Communications USA II LP, First Lien
8.58% (CME Term SOFR 1 Month + 3.25%), 09/30/30(c)	2,000,000	1,948,340
Cushman & Wakefield US Borrower LLC, First Lien
9.43% (CME Term SOFR 1 Month + 4.00%), 01/31/30(c)	3,000,000	3,003,750
Fertitta Entertainment LLC/NV, First Lien
9.43% (CME Term SOFR 1 Month + 4.00%), 01/29/29(c)	5,500,000	5,510,340
Frontier Communications Holdings LLC, First Lien
9.08% (CME Term SOFR 1 Month + 3.75%), 10/08/27(c)	7,194,656	7,165,446
GIP II Blue Holding LP, First Lien
9.94% (CME Term SOFR 1 Month + 4.50%), 09/29/28(c)	3,017,806	3,023,932
Greystar Real Estate Partners LLC, First Lien
8.58% (CME Term SOFR 1 Month + 3.25%), 08/21/30(c)	5,487,500	5,487,500
Lumen Technologies, Inc., First Lien
7.69% (CME Term SOFR 1 Month + 2.25%), 03/15/27(c)	3,000,000	2,200,500
Select Medical Corp., First Lien
8.43% (CME Term SOFR 1 Month + 3.00%), 03/05/27(c)	2,700,000	2,701,701
Sunrise Financing Partnership
7.58% (CME Term SOFR 1 Month + 2.25%), 04/30/28(c)	2,750,000	2,706,605
Vistra Energy Corp.
0.00%, 10/31/25	25,848	317
TOTAL TERM LOANS (Cost $36,650,588)		36,735,311
	Shares
PREFERRED STOCKS – 2.8%
Net Lease – 0.7%
Realty Income Corp., Series A, 6.00%	242,243	5,990,669
Oil Gas Transportation & Distribution – 0.3%
NuStar Energy LP, Series B, 11.23%(i)	71,701	1,811,167
Global Partners LP, Series B, 9.50%	32,100	841,287
Total Oil Gas Transportation & Distribution		2,652,454
Real Estate – 0.2%
EPR Properties, Series E, 9.00%	39,354	1,064,919
Retail – 0.3%
Kimco Realty Corp., Series N, 7.25%	46,600	2,626,376
Telecommunication Services – 0.2%
Liberty Broadband Corp., Series A, 7.00%	73,185	1,705,211
Utility – 1.1%
SCE Trust IV, Series J, 5.38%	272,921	6,416,373
SCE Trust V, Series K, 5.45%(i)	92,789	2,231,575
Total Utility		8,647,948
TOTAL PREFERRED STOCKS (Cost $21,867,745)		22,687,577
COMMON STOCKS – 2.6%
Airports – 0.2%
Aena SME SA(a)(b)(i)	1,947	383,470
Athens International Airport SA(b)(k)	18,599	170,557
Auckland International Airport Ltd.(b)	76,590	382,085
Grupo Aeroportuario del Pacifico SAB de CV(b)	26,362	428,097
Japan Airport Terminal Co. Ltd.(b)	4,454	176,005
Total Airports		1,540,214
Clean Technology – 0.0%
Carrier Global Corp.(i)	960	55,805
Itron, Inc.(k)	207	19,152
Nexans SA(b)(i)	512	53,525
Trane Technologies PLC	62	18,612
Total Clean Technology		147,094
Communications – 0.2%
American Tower Corp.(i)	415	82,000
Cellnex Telecom SA(a)(b)(i)	11,465	405,572
Crown Castle, Inc.(i)	6,480	685,778
SBA Communications Corp.(i)	2,017	437,084
Total Communications		1,610,434
Construction Materials – 0.0%
Ferrovial SE(b)(i)	9,143	361,989
Data Centers – 0.0%
Digital Realty Trust, Inc.(i)	82	11,811
Equinix, Inc.(i)	66	54,472
Keppel DC REIT(b)	6,300	8,069
Total Data Centers		74,352
Diversified – 0.0%
CapitaLand Integrated Commercial Trust(b)	4,800	7,038
Charter Hall Group(b)(i)	1,800	16,120
CK Asset Holdings Ltd.(b)	1,200	4,945
Fastighets AB Balder(b)(k)	1,300	9,549
Stockland(b)	5,200	16,431
Sun Hung Kai Properties Ltd.(b)	1,600	15,456
The GPT Group(b)	2,400	7,142
Tokyu Fudosan Holdings Corp.(b)	600	4,848
Total Diversified		81,529
Electricity Transmission & Distribution – 0.3%
CenterPoint Energy, Inc.(i)	17,170	489,173
Equatorial Energia SA(b)	50,570	329,712
PG&E Corp.(i)	28,625	479,755
Redeia Corp. SA(b)	10,883	185,894
Sempra(i)	9,956	715,140
Total Electricity Transmission & Distribution		2,199,674
Gas Utilities – 0.1%
China Resources Gas Group Ltd.(b)	99,194	316,533
ENN Energy Holdings Ltd.(b)	20,781	161,696
NiSource, Inc.(i)	17,956	496,663
Total Gas Utilities		974,892
Gathering & Processing – 0.0%
Hess Midstream LP(i)	3,073	111,027
Health Care – 0.0%
CareTrust REIT, Inc.(i)	763	18,594
Omega Healthcare Investors, Inc.(i)	370	11,718
Ventas, Inc.(i)	353	15,370
Welltower, Inc.(i)	307	28,686
Total Health Care		74,368
Hotel – 0.0%
DiamondRock Hospitality Co.(i)	1,110	10,667
Pebblebrook Hotel Trust(i)	520	8,013
RLJ Lodging Trust(i)	650	7,683
Total Hotel		26,363
Industrial – 0.0%
CTP NV(a)(b)(i)	562	10,025
Daiwa House REIT Investment Corp.(b)(i)	5	8,553
First Industrial Realty Trust, Inc.(i)	340	17,864
GLP J-Reit(b)(i)	11	9,218
Goodman Group(b)(i)	470	10,353
Prologis, Inc.(i)	414	53,911
Tritax Big Box REIT PLC(b)(i)	5,235	10,408
Total Industrial		120,332
Midstream – 0.3%
AltaGas Ltd.(b)(i)	14,606	322,625
Cheniere Energy, Inc.(i)	3,993	643,991
ONEOK, Inc.(i)	2,822	226,240
Targa Resources Corp.(i)	4,850	543,151
The Williams Companies, Inc.(i)	10,965	427,306
Total Midstream		2,163,313
Net Lease – 0.0%
Agree Realty Corp.(i)	233	13,309
Essential Properties Realty Trust, Inc.(i)	802	21,381
Realty Income Corp.(i)	698	37,762
VICI Properties, Inc.(i)	817	24,339
Total Net Lease		96,791
Office – 0.0%
Castellum AB(b)(k)	350	4,603
Cousins Properties, Inc.(i)	640	15,386
Daiwa Office Investment Corp.(b)(i)	2	7,788
Gecina SA(b)(i)	138	14,096
Japan Real Estate Investment Corp.(b)(i)	5	17,824
Kilroy Realty Corp.(i)	270	9,836
Mitsubishi Estate Co. Ltd.(b)(i)	1,040	18,976
Mitsui Fudosan Company Ltd.(b)(i)	2,136	23,029
Total Office		111,538
Oil Gas Transportation & Distribution – 0.0%
Thunderbird Resources Equity, Inc.(Acquired 4/1/2015, cost $1,114,211)(d)(e)(k)	11	11
Pipeline (MLP) – 0.1%
Energy Transfer LP(i)	7,116	111,935
Enterprise Products Partners LP(i)	3,738	109,075
MPLX LP(i)	2,643	109,843
Pembina Pipeline Corp.(b)(i)	3,084	108,989
Plains All American Pipeline LP(i)	6,381	112,050
TC Energy Corp.(b)	2,617	105,203
Western Midstream Partners LP(i)	3,376	120,017
Total Pipeline (MLP)		777,112
Pipelines – 0.1%
TC Energy Corp.(b)(i)	11,270	452,947
Rail – 0.2%
Canadian Pacific Kansas City Ltd.(b)(i)	3,909	344,654
CSX Corp.(i)	11,040	409,253
East Japan Railway Co.(b)(i)	18,411	353,218
Rumo SA(b)	56,660	250,685
West Japan Railway Co.(b)(i)	6,578	137,087
Total Rail		1,494,897
Renewable Power & Infrastructure – 0.2%
Boralex, Inc.(b)(i)	2,800	59,161
Clearway Energy, Inc.(i)	1,500	34,575
E.ON SE(b)(i)	4,050	56,384
EDP Renovaveis SA(b)(i)	3,500	47,398
Enel SpA(b)(i)	14,243	94,025
Eversource Energy(i)	6,680	399,264
First Solar, Inc.(i)(k)	310	52,328
Fortis, Inc.(b)(i)	800	31,609
Iberdrola SA(b)(i)	7,361	91,426
Mercury NZ Ltd.(b)	12,543	51,875
National Grid PLC(b)(i)	38,964	525,001
NEXTracker, Inc.(i)(k)	790	44,453
Orsted A/S(a)(b)(k)	3,790	211,781
SSE PLC(b)(i)	2,180	45,449
Vestas Wind Systems A/S(b)(k)	1,200	33,472
Total Renewable Power & Infrastructure		1,778,201
Renewables/Electric Generation – 0.6%
Ameren Corp.(i)	5,835	431,557
CLP Holdings Ltd.(b)	47,019	375,035
CMS Energy Corp.(i)	9,400	567,196
DTE Energy Co.(i)	3,364	377,239
Duke Energy Corp.(i)	6,743	652,115
Entergy Corp.(i)	4,820	509,378
NextEra Energy, Inc.(i)	18,466	1,180,162
Public Service Enterprise Group, Inc.(i)	8,632	576,445
RWE AG(b)(i)	9,902	336,542
Serena Energia SA(b)(k)	24,132	44,988
Xcel Energy, Inc.(i)	5,021	269,879
Total Renewables/Electric Generation		5,320,536
Residential – 0.0%
American Homes 4 Rent(i)	634	23,318
Boardwalk Real Estate Investment Trust(b)(i)	276	15,909
Equity Residential(i)	589	37,172
InterRent Real Estate Investment Trust(b)(i)	1,603	16,047
Sun Communities, Inc.(i)	134	17,230
TAG Immobilien AG(b)(i)(k)	671	9,171
The UNITE Group PLC(b)(i)	1,328	16,428
UDR, Inc.(i)	556	20,800
Vonovia SE(b)(i)	675	19,947
Total Residential		176,022
Retail – 0.0%
Capital & Counties Properties PLC(b)(i)	8,094	14,692
Kite Realty Group Trust(i)	860	18,645
Regency Centers Corp.(i)	380	23,013
Simon Property Group, Inc.(i)	144	22,534
Tanger, Inc.(i)	230	6,792
Unibail-Rodamco-Westfield(b)(i)(k)	270	21,721
Wharf Real Estate Investment Company Ltd.(b)	3,007	9,790
Total Retail		117,187
Self Storage – 0.0%
Extra Space Storage, Inc.(i)	226	33,222
Public Storage(i)	31	8,992
Total Self Storage		42,214
Toll Roads – 0.1%
Transurban Group(b)(i)	104,057	902,705
Water – 0.1%
Pennon Group PLC(b)(i)	29,102	237,657
Severn Trent PLC(b)(i)	10,050	313,592
Total Water		551,249
Water & Waste Infrastructure – 0.1%
American Water Works Company, Inc.(i)	570	69,660
Republic Services, Inc.(i)	518	99,166
Veolia Environment SA(b)(i)	1,758	57,191
Waste Connections, Inc.(i)	450	77,363
Waste Management, Inc.(i)	357	76,094
Xylem, Inc.(i)	286	36,963
Total Water & Waste Infrastructure		416,437
TOTAL COMMON STOCKS (Cost $21,071,890)		21,723,428
MONEY MARKET FUND – 3.8%
First American Treasury Obligations Fund - Class X, 5.21%(l)	31,598,367	31,598,367
TOTAL MONEY MARKET FUND (Cost $31,598,367)		31,598,367
Total Investments – 122.7% (Cost $1,065,066,403)		1,007,738,806
Liabilities in Excess of Other Assets – (22.7)%		(186,470,998)
TOTAL NET ASSETS – 100.0%		$821,267,808

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $575,194,201 or 70.0% of net assets.

(b)	—	Foreign security or a U.S. security of a foreign company.
(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—
These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs. As of March 31, 2024, the total value of all such securities was $18,794,636 or 2.3% of net assets.

(e)	—
Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  As of March 31, 2024, the total value of all such securities was $25,419,563 or 3.1% of net assets.

(f)	—	Issuer is currently in default on its regularly scheduled interest payment.
(g)	—
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(h)	—	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2024.
(i)	—	All or a portion of security has been pledged as collateral for credit facility. As of March 31, 2024, the total value of the collateral was $279,358,389.
(j)	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of March 31, 2024, the total value of the collateral was $33,935,997.
(k)	—	Non-income producing security.
(l)	—	The rate shown represents the seven-day yield as of March 31, 2024.

Abbreviations:
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financial Rate
SOFR30A	Secured Overnight Financial Rate 30 Day Average
SONIA	Sterling Overnight Index Average
USD	United States Dollar

Currencies:
GBP(£)	British Pound
EUR(€)	Euro
USD($)	US Dollar

Forward Currency Contracts:
As of March 31, 2024, the following forward currency contracts were outstanding:
Settlement Date	Currency Purchased	Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

7/31/2024	1,009,203 USD	925,000 EUR	J.P. Morgan Securities, Inc.	$5,944
5/7/2024	2,266,523 USD	1,792,087 GBP	State Street Bank & Trust Co.	4,139
5/7/2024	330,036 GBP	419,401 USD	State Street Bank & Trust Co.	(2,754)
5/7/2024	3,120,581 USD	2,882,324 EUR	State Street Bank & Trust Co.	5,987
5/7/2024	875,000 EUR	952,275 USD	State Street Bank & Trust Co.	(6,764)
				$6,552

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

Brookfield Real Assets Income Fund Inc.
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$–	$1,216,511	$–	$1,216,511
Securitized Credit	1,956,132	322,685,993	18,794,625	343,436,750
Corporate Credit	–	550,340,862	–	550,340,862
Term Loans	–	36,735,311	–	36,735,311
Preferred Stocks	22,687,577	–	–	22,687,577
Common Stocks	15,064,578	6,658,839	11	21,723,428
Money Market Fund	31,598,367	–	–	31,598,367
Total Investments	$71,306,654	$917,637,516	$18,794,636	$1,007,738,806

Other Financial Instruments:(1)	Level 1	Level 2	Level 3	Total
Forward Currency Contracts	$–	$6,552	$–	$6,552
Total	$–	$6,552	$–	$6,552

(1)	Forward currency contracts are reflected at the net unrealized appreciation (depreciation) on the instruments.

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 825 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $152,000,000 for the credit facility and $26,372,000 for the reverse repurchase agreements presented herein. As of March 31, 2024, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of March 31,2024.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of March 31, 2024	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit

Commercial Real Estate	13,371,177	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	10.0%-17.0% (14.2%)	Decrease

	3,546,012	Market Approach	Expected Recovery Value	Multiple of Underlying Assets	1x	Increase

Commercial Mortgage-Backed Securities	1,877,436	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	18.0%-20.0% (19.0%)	Decrease

Common Stocks

Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Increase

Total	$18,794,636

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Common Stocks	Total
Balance as of December 31, 2023	$19,117,510	$11	$19,117,521
Accrued discounts (premiums)	4,764	-	4,764
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(832,126)	-	(832,126)
Purchases at cost	504,477	-	504,477
Sales proceeds	-	-	-
Transfers into Level 3	-	-	-
Balance as of March 31, 2024	$18,794,625	$11	$18,794,636
Change in unrealized appreciation (depreciation) for Level 3 assets still held at the reporting date	$(832,126)	$-	$(832,126)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.90% plus the Overnight Bank Funding Rate (“OBFR”) on the amount of eligible equity securities outstanding and 1.00% plus the OBFR on the amount of other eligible securities outstanding. As of March 31, 2024, the Fund had outstanding borrowings of $152,000,000. For the three months ended March 31, 2024, the Fund borrowed an average daily balance of $152,000,000 at a weighted average borrowing cost of 6.38%, and the interest expense amounted to $2,417,396. As of March 31, 2024, the total value of the collateral was $279,358,389.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At March 31, 2024, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements

JPMorgan Chase	5.25%	03/14/24	05/14/24	$4,510,000	$4,521,839
JPMorgan Chase JPMorgan Chase	5.45% 5.50%	03/14/24 03/14/24	05/14/24 05/14/24	5,465,000 9,075,000	5,479,892 9,099,956
JPMorgan Chase	5.50%	03/28/24	05/14/24	4,708,000	4,710,877
JPMorgan Chase	5.80%	03/28/24	05/14/24	2,614,000	2,615,685
				$26,372,000	$26,428,249

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended March 31, 2024 was $20,148,659 at a weighted average daily interest rate of 5.55% and the interest expense amounted to $278,030.  As of March 31, 2024, the total value of the collateral was $33,935,997.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$-	$26,372,000	$-	$26,372,000
Total	$-	$-	$26,372,000	$-	$26,372,000